Summary of Significant Accounting Policies (Details 2)	Dec. 31, 2018 USD ($)
Summary Of Significant Accounting Policies Details 2Abstract
Remainder of 2019	$ 138,582
Fiscal year ending March 31, 2020	562,000
Fiscal year ending March 31, 2021	562,000
Fiscal year ending March 31, 2022	562,000
Fiscal year ending March 31, 2023	422,126
Fiscal year ending March 31, 2020 and beyond	646,783
Total	$ 2,893,491